Subsequent Events (Details) - USD ($)		2 Months Ended	5 Months Ended	9 Months Ended	12 Months Ended
	Mar. 07, 2022	Sep. 30, 2020	Dec. 31, 2020	Sep. 30, 2021	Dec. 31, 2021	Jan. 27, 2022	Nov. 01, 2021	Oct. 26, 2021	Oct. 19, 2020
Subsequent Events (Details) [Line Items]
Consideration description			Upon consummation of the Merger, DocGo stockholders will receive 83,600,000 shares of the Company’s Class A common stock as consideration and up to 5,000,000 additional shares of the Company’s Class A common stock as earn-out consideration issuable in the future upon attainment of the following stock price conditions: (i) 1,250,000 shares if the closing stock price equals or exceeds $12.50 per share on any 20 trading days in a 30-trading-day period at any time until the first anniversary of the closing date; (ii) 1,250,000 shares if the closing stock price equals or exceeds $15.00 per share on any 20 trading days in a 30-trading-day period at any time until the third anniversary of the closing date; (iii) 1,250,000 shares if the closing stock price equals or exceeds $15.00 per share on any 20 trading days in a 30-trading-day period at any time until the third anniversary of the closing date; and (iv) 1,250,000 shares if the closing stock price stock equals or exceeds $15.00 per share on any 20 trading days in a 30-trading-day period at any time until the fifth anniversary of the closing date.
Stock Issued		$ 25,000
Price per share (in Dollars per share)			$ 10.15
DocGo Inc. and Subsidiaries [Member]
Subsequent Events (Details) [Line Items]
Fully-diluted equity percentage					50.00%		20.00%	50.00%
DocGo Inc. and Subsidiaries [Member] | Subsequent Event [Member]
Subsequent Events (Details) [Line Items]
Self-depleting trust account	$ 6.8
Restricted expenses	$ 6.8
Private Placement [Member]
Subsequent Events (Details) [Line Items]
Price per share (in Dollars per share)			1.5
Private Placement [Member] | DocGo Inc. and Subsidiaries [Member] | Subsequent Event [Member]
Subsequent Events (Details) [Line Items]
Equity capital amount						$ 2,060,000.00
Forecast [Member] | DocGo Inc. and Subsidiaries [Member] | Subsequent Event [Member]
Subsequent Events (Details) [Line Items]
Subsequent event description					the Mid Atlantic asset purchase agreement forementioned in Note 4, Acquisition of Businesses and Asset Acquisitions, a capital call notice was delivered to the members of FMC NA in 2022.
Class A Common Stock [Member]
Subsequent Events (Details) [Line Items]
Price per share (in Dollars per share)			$ 11.5
Sponsor Escrow Agreement [Member]
Subsequent Events (Details) [Line Items]
Earnout shares (in Shares)			287,500
Closing stock price equal or exceeds (in Dollars per share)			$ 12.5
Issue of sponsor earnout shares (in Shares)			287,500
Price per share (in Dollars per share)			$ 15
Sponsor Escrow Agreement [Member] | Class A Common Stock [Member]
Subsequent Events (Details) [Line Items]
Stock Issued			$ 575,000
Lock-Up Agreements [Member]
Subsequent Events (Details) [Line Items]
Fully-diluted equity percentage			72.19%
PIPE Subscription Agreements [Member]
Subsequent Events (Details) [Line Items]
Issuance of aggregate shares (in Shares)			12,500,000
Price per share (in Dollars per share)			$ 10
Aggregate gross proceeds			$ 125,000,000